Shareholders’ Equity - Schedule of Valuation Assumptions (Details) $ in Thousands	Dec. 30, 2025 USD ($)	Jun. 20, 2024 USD ($)	Nov. 01, 2023 USD ($)
Schedule of Valuation Assumptions [Line Items]
Fair value (in Dollars)	$ 189	$ 230	$ 205
Expected dividend yield [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	0	0	0
Expected volatility [Member] | Minimum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	127.44	125.58	128.44
Expected volatility [Member] | Maximum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	179.34	143.75	184.22
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	3.47	4.7	5.44
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	3.48	5.37	5.56
Contractual term of options [Member] | Minimum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input		0.39	0.03
Contractual term of options [Member] | Maximum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input		1.98	1.11
Exercise price [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input			10
Exercise price [Member] | Minimum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input		10
Exercise price [Member] | Maximum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input		16.25
Underlying share price [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	6.25	1.75	2
Expected term [Member] | Minimum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	0.316
Expected term [Member] | Maximum [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	2.417
Conversion price [Member]
Schedule of Valuation Assumptions [Line Items]
Warrant measurement input	16.25